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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733

                          Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2004 through September 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.



                                     PIONEER
                            ------------------------
                                  INTERNATIONAL
                                     EQUITY
                                      FUND


                                   Semiannual
                                     Report
                                     9/30/04



                           [PIONEER INVESTMENTS LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Comparing Ongoing Fund Expenses               7
Portfolio Management Discussion               9
Schedule of Investments                      13
Financial Statements                         19
Notes to Financial Statements                26
Trustees, Officers and Service Providers     34
Pioneer Family of Mutual Funds               35

Pioneer International Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term strategy for your portfolio means deciding on an appropriate mix of investments, then adjusting the weightings as time passes and your goals change. The Pioneer Ibbotson Asset Allocation Series is a family of three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer Funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically. By rebalancing the portfolio as rates of return on stocks, bonds and other investments vary, Ibbotson seeks to manage risk and to keep your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[TABULAR REPRESENTATION OF PIE CHART]

International Common Stocks                    85.6%
Temporary Cash Investment                       6.2%
Depositary Receipts for International Stocks    3.9%
International Preferred Stocks                  2.7%
US. Common Stocks                               1.6%



Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[TABULAR REPRESENTATION OF BAR CHART]

Japan                                   21.8%
United Kingdom                          18.8%
France                                  18.2%
Germany                                  9.5%
Switzerland                              7.1%
Ireland                                  4.4%
Italy                                    3.1%
Netherlands                              2.5%
Belgium                                  2.4%
Spain                                    1.8%
South Korea                              1.8%
Sweden                                   1.6%
Turkey                                   1.5%
Other (individually less than 1%)        5.5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.   BP Amoco Plc            4.29%      6.   GlaxoSmithKline Plc       2.79%
2.   Vodafone Group Plc      3.53       7.   Sanofi-Aventis SA         2.59
3.   BNP Paribas SA          3.19       8.   Barclays Plc              2.54
4.   Eni S.p.A.              3.10       9.   Nestle SA
                                             (Registered Shares)       2.53
5.   UBS AG                  2.83      10.   TNT Post Group NV         2.46

* This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/04      3/31/04
                          $18.25       $17.55

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/04 - 9/30/04)        Income       Capital Gains   Capital Gains
                          $ -          $ -             $ -


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

Average Annual Total Returns
(As of September 30, 2004)

                   Net Asset    Public Offering
Period               Value           Price
Life-of-Class
(10/31/96)            3.54%           2.77%
5 Years              -0.31           -1.48
1 Year               28.61           21.18



[TABULAR REPRESENTATION OF LINE CHART]

               Pioneer
            International      MSCI
                Equity         EAFE
                 Fund          Index
10/96           $ 9,425      $10,000
3/97            $10,488      $10,103
                $12,728      $11,982
3/99            $11,797      $12,705
                $17,542      $15,895
3/01            $11,410      $11,785
                $10,841      $10,833
3/03            $ 7,917      $ 8,279
                $11,936      $13,040
9/04            $12,413      $13,036


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI EAFE (Europe, Australasia, Far East) Index is an unmanaged, capitalization-weighted measure of 21 international stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/04      3/31/04
                          $16.98       $16.41


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/04 - 9/30/04)        Income       Capital Gains   Capital Gains
                          $ -          $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.



Average Annual Total Returns
(As of September 30, 2004)

                      If           If
Period               Held       Redeemed
Life-of-Class
(10/31/96)           2.58%        2.58%
5 Years             -1.20        -1.39
1 Year              27.48        23.48


[TABULAR REPRESENTATION OF LINE CHART]


               Pioneer
            International      MSCI
                Equity         EAFE
                 Fund          Index
10/96           $10,000      $10,000
3/97            $11,060      $10,103
                $13,300      $11,982
3/99            $12,205      $12,705
                $18,001      $15,895
3/01            $11,615      $11,785
                $10,941      $10,833
3/03            $ 7,915      $ 8,279
                $11,819      $13,040
9/04            $12,230      $13,036

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

If redeemed returns reflect deduction of applicable CDSC. The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI EAFE (Europe, Australasia, Far East) Index is an unmanaged, capitalization-weighted measure of 21 international stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/04      3/31/04
                          $16.78       $16.21


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/04 - 9/30/04)        Income       Capital Gains   Capital Gains
                          $ -          $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.


Average Annual Total Returns
(As of September 30, 2004)

                      If           If
Period               Held       Redeemed
Life-of-Class
(10/31/96)           2.42%        2.42%
5 Years             -1.45        -1.45
1 Year              27.12        27.12


[TABULAR REPRESENTATION OF LINE CHART]


               Pioneer
            International      MSCI
                Equity         EAFE
                 Fund          Index
10/96           $10,000      $10,000
3/97            $11,080      $10,103
                $13,313      $11,982
3/99            $12,218      $12,705
                $17,987      $15,895
3/01            $11,601      $11,785
                $10,877      $10,833
3/03            $ 7,844      $ 8,279
                $11,676      $13,040
9/04            $12,087      $13,036

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI EAFE (Europe, Australasia, Far East) Index is an unmanaged, capitalization-weighted measure of 21 international stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/04     8/11/04
                          $18.27      $17.46


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(8/11/04 - 9/30/04)       Income       Capital Gains   Capital Gains
                          $    -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.


Average Annual Total Returns
(as of September 30, 2004)

                       If           If
Period                Held       Redeemed
Life-of-Class
(8/11/04)             3.56%        3.56%
5 Years              -0.28        -0.28
1 Year               28.75        28.75


[TABULAR REPRESENTATION OF LINE CHART]


               Pioneer
            International      MSCI
                Equity         EAFE
                 Fund          Index
8/04            $10,000      $10,000
9/04            $10,258      $10,261

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details. The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI EAFE (Europe, Australasia, Far East) Index is an unmanaged, capitalization-weighted measure of 21 international stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on actual returns from April 1, 2004 through September 30, 2004

Actual
----------------------------------------------------------------------------------
Share Class                           A            B            C            Y
----------------------------------------------------------------------------------
Beginning Account Value           $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 4/1/04 (8/11/04 for Class Y)
Ending Account Value              $1,039.90    $1,034.70    $1,035.20    $1,046.40
On 9/30/04
Expenses Paid During Period*      $    8.95    $   13.06    $   13.27    $    1.10

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, 2.56%, 2.60%, and 0.77% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), (51/365 for Class Y).

Pioneer International Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on a hypothetical 5% return before expenses, reflecting the period from April 1, 2004 through September 30, 2004



Hypothetical
------------------------------------------------------------------------------------
Share Class                            A            B            C            Y
------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 4/1/04 (8/11/04 for Class Y)
Ending Account Value              $1,016.29    $1,012.23    $1,012.03    $1,005.91
On 9/30/04
Expenses Paid During Period*      $    8.85    $   12.91    $   13.11    $    1.08

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, 2.56%, 2.60%, and 0.77% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), (51/365 for Class Y).

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04
--------------------------------------------------------------------------------

The anticipation and arrival of higher interest rates dampened investors' spirits during the first six months of Pioneer International Equity Fund's fiscal year, which ended on September 30, 2004. As Christopher Smart, the Fund's lead portfolio manager, discusses in the following interview, the more cautious environment favored high-quality companies, such as those held in your portfolio.

Q:  How did the Fund perform during the six months ended September 30?

A: With global interest rates edging higher, equity markets slowed their heady pace from the beginning of 2004. In this more tempered environment, however, the rally in lower-quality or more speculative stocks stalled, and high-quality companies with strong balance sheets and a broad exposure to the recovery in global demand posted good returns. The Fund held a number of these first-rate stocks, positioning it for favorable performance. For the six months ended September 30, 2004, the Fund's Class A, B and C shares posted gains of 3.99%, 3.47% and 3.52% at net asset value, respectively. In comparison, the Morgan Stanley Capital International (MSCI) EAFE Index fell -0.06% for the same period. Meanwhile, the average return was -0.37% for the 293 funds in Lipper's category of International Multi-Cap Core funds.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What accounts for the Fund's outperformance?

A: We believe the Fund's performance is the result of three factors. First, the Fund's investments in Japanese stocks, which benefited from the recovery in the property market and in consumer spending, proved very advantageous. Investments in prefabricated housing and construction materials manufacturer Sekisui Chemical rose considerably during the reporting period. Also, while consumer spending remains tentative, quality retail chains like RYOHIN KEIKAKU enjoyed strong growth in operating profits. Nidec, a maker of motors for disk drives and other electronic devices, delivered stronger earnings on both rising sales demand and cost cutting that is improving profitability.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04                             (continued)
--------------------------------------------------------------------------------

    Secondly, the Fund held solid companies with effective management and strong balance sheets in Europe. Many of those holdings had been unnecessarily punished by investors earlier in the calendar year and recovered nicely during the reporting period as investors reassessed their tolerance for risk. Sanofi-Aventis, the world's largest pharmaceutical firm following the merger of the two French giants, began trading at extremely low valuations as investors doubted the firm's ability to generate enough cash to repay the debt amassed as a result of the transaction. As the market's skepticism dissipated, the stock rose approximately 15% in the final three months of the reporting period.

    Some of the Fund's European cyclical stocks, which had lagged the market earlier this year, turned in strong performance. For instance, CRH Plc an Irish construction materials firm, rose 12% during the third quarter as expectations improved for a recovery in continental Europe's housing market, which has lagged home construction in the United States and the United Kingdom.

    Finally, some limited but key investments in emerging markets helped the Fund's performance considerably. Last spring, emerging markets were negatively affected by fears of global inflation and the Federal Reserve Board's tighter monetary policy. We thought that the Fed's interest-rate increases would be gradual and that the ensuing fall in stock prices in these markets was overblown.

    Two new holdings exemplify our strategy in emerging markets. In Latin America, we think Brazil is looking more solid. For the first time in more than a decade, real wages are rising after weathering the effects of currency devaluation and inflation. We think there is a lot of pent-up consumer demand, which has begun to recover nicely. Consequently, we added Unibanco, Brazil's third largest bank, to the portfolio during the reporting period. We believe the bank will profit from a continued acceleration of consumer spending and growth in its credit card business and consumer lending. In Turkey, Koc Holdings rose nearly 30% during the recent quarter, as Turkey's accession into the European union took one small step closer to reality.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Investments in emerging markets stood at 6.2% on September 30. While we will only make limited investments in these more volatile markets, we believe their low valuations and superior growth potential provide important opportunities for the Fund.

Q:  What holdings proved disappointing?

A: Global jitters about the outlook for technology demand held back the sector during the six months. We've been underweighting technology stocks for some time out of concern for their valuations and low demand. We sold an entire position in Hitachi Chemical, a Japanese manufacturer of industrial and building materials due to our concerns about the semiconductor cycle and weak personal computer sales. In Europe, our holdings in Nestle, the Swiss food giant, declined as the company disappointed investors on both its first half sales growth and profitability improvement. We continue to believe that, as Nestle delivers on its promises to cut operating costs and improve its overall margins, the stock will recover.

Q:  Did you add any new holdings?

A: Yes. Two stand out. Leopalace 21 is a builder and developer of studio apartments in Tokyo, where property prices are beginning to rise for the first time after a decade of deflation. Peugeot, the French automobile manufacturer, is generating accelerating revenues and improving profits, especially outside of Western Europe.

Q:  What is your outlook for the second half of the fiscal year?

A: Amid all the global concerns from Iraq to China, we continue to find good investment opportunities for the Fund. Barring any unforeseen events that could severely hamper the European recovery, the valuations of most stocks remain extremely attractive compared to those found in the United States, and the earnings growth potential is good.

    We are also optimistic about prospects for a Japanese recovery, as land prices appreciate and consumers begin to spend again. In key emerging markets, like Turkey and Brazil, we think we'll continue to find investment opportunities, where falling inflation and interest rates have released powerful forces of domestic demand.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04                             (continued)
--------------------------------------------------------------------------------

    Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio focuses on companies in a limited number of sectors making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                             Value
             PREFERRED STOCKS - 2.8%
             Automobiles & Components - 2.3%
             Automobile Manufacturers - 2.3%
  1,283      Porsche AG                                         $   835,967
                                                                -----------
             Total Automobiles & Components                     $   835,967
                                                                -----------
             Telecommunication Services - 0.5%
             Integrated Telecommunication Services - 0.5%
 12,600      Tele Norte Leste Participacoes (A.D.R.)            $   166,698
                                                                -----------
             Total Telecommunication Services                   $   166,698
                                                                -----------
             TOTAL PREFERRED STOCKS
             (Cost $734,045)                                    $ 1,002,665
                                                                -----------
             COMMON STOCKS - 94.8%
             Energy - 7.1%
             Integrated Oil & Gas - 7.1%
158,300      BP Amoco Plc                                       $ 1,517,308
 48,820      Eni S.p.A.                                           1,095,866
                                                                -----------
             Total Energy                                       $ 2,613,174
                                                                -----------
             Materials - 9.6%
             Commodity Chemicals - 2.2%
 13,400      BASF India, Ltd.                                   $   791,772
                                                                -----------
             Construction Materials - 4.2%
 29,630      CRH Plc                                            $   706,933
  9,500      Lafarge SA*                                            834,140
                                                                -----------
                                                                $ 1,541,073
                                                                -----------
             Diversified Metals & Mining - 2.2%
  5,600      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   226,800
 16,500      Sandvik AB                                             570,918
                                                                -----------
                                                                $   797,718
                                                                -----------
             Steel - 1.0%
 34,860      Broken Hill Proprietary Co., Ltd.                  $   362,670
                                                                -----------
             Total Materials                                    $ 3,493,233
                                                                -----------

   The accompanying notes are an integral part of these financial statements.
                                                                              13

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)                         (continued)
--------------------------------------------------------------------------------

    Shares                                                                Value
                Capital Goods - 11.7%
                Construction & Engineering - 5.5%
    35,661      ACS, Actividades de Construccion y Servicios, SA     $   651,380
    16,108      Compagnie de Saint Gobain                                831,398
   154,000      Kajima Corp.* (c)                                        503,987
                                                                     -----------
                                                                     $ 1,986,765
                                                                     -----------
                Electrical Components & Equipment - 4.1%
    82,000      Mitsubishi Electric Corp.*                           $   389,857
     9,200      NEC Electronics Corp.* (c)                               470,195
     9,600      Schneider Electric SA                                    625,191
                                                                     -----------
                                                                     $ 1,485,243
                                                                     -----------
                Industrial Conglomerates - 0.7%
40,834,000      KOC Holding AS                                       $   239,124
                                                                     -----------
                Industrial Machinery - 1.4%
    48,900      OSG Corp.* (c)                                       $   520,171
                                                                     -----------
                Total Capital Goods                                  $ 4,231,303
                                                                     -----------
                Commercial Services & Supplies - 2.4%
                Diversified Commercial Services - 2.4%
    35,610      TNT Post Group NV                                    $   871,672
                                                                     -----------
                Total Commercial Services & Supplies                 $   871,672
                                                                     -----------
                Transportation - 1.4%
                Railroads - 1.4%
        98      East Japan Railway Co.*                              $   507,672
                                                                     -----------
                Total Transportation                                 $   507,672
                                                                     -----------
                Automobiles & Components - 4.8%
                Automobile Manufacturers - 4.7%
    11,260      Bayerische Motoren Werke AG                          $   464,198
     9,400      PSA Peugeot Citroen*                                     576,168
    18,000      Toyota Motor Co.                                         690,538
                                                                     -----------
                Total Automobiles & Components                       $ 1,730,904
                                                                     -----------
                Hotels, Restaurants & Leisure - 1.6%
                Casinos & Gaming - 1.6%
    12,100      Sammy Corp.                                          $   594,054
                                                                     -----------
                Total Hotels, Restaurants & Leisure                  $   594,054
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.
14

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                           Value
             Retailing - 1.1%
             General Merchandise Stores - 1.1%
   9,600     RYOHIN KEIKAKU Co., Ltd.*                           $  415,405
                                                                 ----------
             Total Retailing                                     $  415,405
                                                                 ----------
             Food & Drug Retailing - 4.4%
             Drug Retail - 1.9%
  59,100     Boots Co., Plc*                                     $  688,447
                                                                 ----------
             Food Retail - 2.5%
   3,900     Nestle SA (Registered Shares)                       $  896,823
                                                                 ----------
             Total Food & Drug Retailing                         $1,585,270
                                                                 ----------
             Food, Beverage & Tobacco - 3.8%
             Tobacco - 3.8%
  50,136     British American Tobacco Plc.                       $  730,877
      75     Japan Tobacco, Inc.                                    628,804
                                                                 ----------
             Total Food, Beverage & Tobacco                      $1,359,681
                                                                 ----------
             Household & Personal Products - 1.8%
             Household Products - 1.8%
  52,000     Shiseido Co., Ltd.*                                 $  640,570
                                                                 ----------
             Total Household & Personal Products                 $  640,570
                                                                 ----------
             Health Care Equipment & Services - 0.3%
             Health Care Distributors - 0.3%
   1,600     Celesio AG                                          $  109,261
                                                                 ----------
             Total Health Care Equipment & Services              $  109,261
                                                                 ----------
             Pharmaceuticals & Biotechnology - 6.8%
             Pharmaceuticals - 6.8%
  45,500     GlaxoSmithKline Plc                                 $  988,420
  12,500     Sanofi-Aventis SA (c)                                  916,433
   8,731     Schering AG                                            552,664
                                                                 ----------
             Total Pharmaceuticals & Biotechnology               $2,457,517
                                                                 ----------

   The accompanying notes are an integral part of these financial statements.
                                                                              15

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                             Value
              Banks - 11.1%
              Diversified Banks - 11.1%
  51,600      Allied Irish Banks Plc                             $   867,192
  93,700      Barclays Plc                                           899,405
  17,470      BNP Paribas SA                                       1,127,759
  26,000      Development Bank of Singapore, Ltd.                    246,997
  11,500      Kookmin Bank (A.D.R.)* (c)                             366,160
 212,000      Resona Holdings, Inc.*                                 319,909
   7,500      Uniao de Bancos Brasileiros SA (G.D.R.) (144A)         181,725
                                                                 -----------
              Total Banks                                        $ 4,009,147
                                                                 -----------
              Diversified Financials - 8.3%
              Consumer Finance - 1.6%
  19,600      Credit Saison Co., Ltd.*                           $   604,035
                                                                 -----------
              Diversified Financial Services - 5.0%
   9,038      Societe Generale                                   $   800,855
  14,150      UBS AG                                               1,000,490
                                                                 -----------
                                                                 $ 1,801,345
                                                                 -----------
              Specialized Finance - 1.6%
  11,710      Deutsche Boerse AG                                 $   593,916
                                                                 -----------
              Total Diversified Financials                       $ 2,999,296
                                                                 -----------
              Insurance - 1.6%
              Multi-Line Insurance - 1.6%
   4,170      Zurich Financial Services*                         $   597,472
                                                                 -----------
              Total Insurance                                    $   597,472
                                                                 -----------
              Real Estate - 1.9%
              Real Estate Management & Development - 1.9%
  16,400      Leopalace21 Corp.*                                 $   303,400
  37,000      Mitsui Fudoson Co.                                     385,444
                                                                 -----------
              Total Real Estate                                  $   688,844
                                                                 -----------
              Technology Hardware & Equipment - 3.6%
              Computer Hardware - 1.6%
 186,900      Dixons Group Plc                                   $   578,016
                                                                 -----------
              Electronic Equipment & Instruments - 2.0%
   7,300      Nidec Corp.*                                       $   739,263
                                                                 -----------
              Total Technology Hardware & Equipment              $ 1,317,279
                                                                 -----------

   The accompanying notes are an integral part of these financial statements.
16

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                Value
               Semiconductors - 0.5%
   24,200      Taiwan Semiconductor Manufacturing Co. (A.D.R.)     $   172,788
                                                                   -----------
               Total Semiconductors                                $   172,788
                                                                   -----------
               Telecommunication Services - 11.0%
               Alternate Carriers - 2.0%
   29,700      France Telecom                                      $   738,503
                                                                   -----------
               Integrated Telecommunication Services - 3.2%
   24,100      Belgacom SA*                                        $   865,044
   40,800      Mahanagar Telephone Nigam, Ltd.*                        287,640
                                                                   -----------
                                                                   $ 1,152,684
                                                                   -----------
               Wireless Telecommunication Services - 5.7%
    2,000      Mobile Telesystems*                                 $   289,980
   13,800      SK Telecom Co., Ltd.* (c)                               268,410
   25,295      Turkcell Iletism Hizmet (A.D.R.)*                       283,557
  519,781      Vodafone Group Plc                                    1,249,959
                                                                   -----------
                                                                   $ 2,091,906
                                                                   -----------
               Total Telecommunication Services                    $ 3,983,093
                                                                   -----------
               TOTAL COMMON STOCKS
               (Cost $30,687,046)                                  $34,377,635
                                                                   -----------
               TEMPORARY CASH INVESTMENT - 6.5%
               Security Lending Collateral - 6.5%
2,346,645      Securities Lending Investment Fund, 1.74%           $ 2,346,645
                                                                   -----------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $2,346,645)                                   $ 2,346,645
                                                                   -----------
               TOTAL INVESTMENTS IN SECURITIES - 104.1%
               (Cost $33,767,736)(a)(b)                            $37,726,945
                                                                   -----------
               OTHER ASSETS AND LIABILITIES - (4.1)%               $(1,473,325)
                                                                   -----------
               TOTAL NET ASSETS - 100.0%                           $36,253,620
                                                                   ===========

*        Non-income producing security.

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt


   The accompanying notes are an integral part of these financial statements.
                                                                              17

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)                         (continued)
--------------------------------------------------------------------------------

(a) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in equity securities, is as follows:



    Japan                                     21.8%
    United Kingdom                            18.8%
    France                                    18.2%
    Germany                                    9.5%
    Switzerland                                7.1%
    Ireland                                    4.4%
    Italy                                      3.1%
    Netherlands                                2.5%
    Belgium                                    2.4%
    Spain                                      1.8%
    South Korea                                1.8%
    Sweden                                     1.6%
    Turkey                                     1.5%
    Other (individually less than 1%)          5.5%
                                             -----
                                             100.0%
                                             =====


(b)  At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $33,848,492 was as follows:
       Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                        $ 4,372,516
       Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                           (494,063)
                                                                                 -----------
    Net unrealized gain                                                           $3,878,453
                                                                                 ===========

(c) At September 30, 2004, the following securities were out on loan:


       Shares     Security                   Market Value
      127,000     Kajima Corp.*              $   415,626
        5,700     Kookmin Bank (A.D.R.)*         181,488
        8,700     NEC Electronics Corp.*         444,641
       10,100     OSG Corp.*                     107,438
       12,500     Sanofi-Aventis                 916,433
        9,120     SK Telecom Co., Ltd.*          177,384
                                             -----------
                  Total                      $ 2,243,010
                                             -----------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2004 aggregated $21,244,544 and $17,432,464, respectively.


   The accompanying notes are an integral part of these financial statements.
18

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned of
   $2,243,010) (cost $33,767,736)                                       $37,726,945
  Cash                                                                      956,029
  Foreign currencies, at value (cost $37)                                        37
  Receivables -
   Investment securities sold                                                85,278
   Fund shares sold                                                         145,069
   Dividends, interest and foreign taxes withheld                            66,259
   Due from Pioneer Investment Management, Inc.                                 843
                                                                        ------------
     Total assets                                                       $38,980,460
                                                                        ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                              $   299,257
   Upon return of securities loaned                                       2,346,645
  Due to affiliates                                                          61,104
  Accrued expenses                                                           19,834
                                                                        ------------
     Total liabilities                                                  $ 2,726,840
                                                                        ------------
NET ASSETS:
  Paid-in capital                                                       $35,216,236
  Undistributed net investment income                                        93,590
  Accumulated net realized loss on investments and foreign
   currency transactions                                                 (3,015,636)
  Net unrealized gain on investments                                      3,959,209
  Net unrealized gain on forward foreign currency contracts and
   other assets and liabilities denominated in foreign currencies               221
                                                                        ------------
     Total net assets                                                   $36,253,620
                                                                        ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $20,495,020/1,123,144 shares)                       $     18.25
                                                                        ------------
  Class B (based on $9,803,218/577,201 shares)                          $     16.98
                                                                        ------------
  Class C (based on $4,605,927/274,446 shares)                          $     16.78
                                                                        ------------
  Class Y (based on $1,349,455/73,845 shares)                           $     18.27
                                                                        ------------
MAXIMUM OFFERING PRICE:
  Class A ($18.25 [divided by] 94.25%)                                  $     19.36
                                                                        ============

   The accompanying notes are an integral part of these financial statements.
                                                                              19

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $62,565)     $433,813
  Interest                                                    2,256
  Income from securities loaned, net                         25,006
                                                           ---------
     Total investment income                                               $  461,075
                                                                           ----------
EXPENSES:
  Management fees                                          $169,280
  Transfer agent fees and expenses
   Class A                                                   68,942
   Class B                                                   36,041
   Class C                                                   18,055
  Distribution fees
   Class A                                                   24,659
   Class B                                                   47,287
   Class C                                                   22,574
  Administrative reimbursements                              12,361
  Custodian fees                                             31,317
  Registration fees                                          48,778
  Professional fees                                          22,067
  Printing expense                                            8,438
  Fees and expenses of nonaffiliated trustees                 2,871
  Miscellaneous                                              14,344
                                                           ---------
   Total expenses                                                          $  527,014
                                                                           ----------
   Less management fees waived and expenses reim-
     bursed by Pioneer Investment Management, Inc.                           (173,852)
   Less fees paid indirectly                                                     (819)
                                                                           ----------
   Net expenses                                                            $  352,343
                                                                           ----------
     Net investment income                                                 $  108,732
                                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                             $852,960
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies      (28,296)       $  824,664
                                                           ---------       ----------
  Change in net unrealized gain (loss) on:
   Investments                                             $404,806
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         (760)       $  404,046
                                                           ---------       ----------
  Net gain on investments and foreign currency
   transactions                                                            $1,228,710
                                                                           ----------
  Net increase in net assets resulting from operations                     $1,337,442
                                                                           ==========

   The accompanying notes are an integral part of these financial statements.
20

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/04 and the Year Ended 3/31/04


                                                             Six Months
                                                               Ended
                                                              9/30/04          Year Ended
                                                            (unaudited)         3/31/04
FROM OPERATIONS:
Net investment income                                       $   108,732       $    68,853
Net realized gain on investments and foreign currency
  transactions                                                  824,664         2,181,269
Change in net unrealized gain (loss) on investments and
  foreign currency transactions                                 404,046         7,398,963
                                                            -----------       -----------
   Net increase in net assets resulting from operations     $ 1,337,442       $ 9,649,085
                                                            -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $11,779,136       $21,324,225
Cost of shares repurchased                                   (7,434,840)      (19,340,827)
                                                            -----------       -----------
   Net increase in net assets resulting from Fund
     share transactions                                     $ 4,344,296       $ 1,983,398
                                                            -----------       -----------
   Net increase in net assets                               $ 5,681,738       $11,632,483
                                                            -----------       -----------
NET ASSETS:
Beginning of period                                          30,571,882        18,939,399
                                                            -----------       -----------
End of period (including undistributed net investment
  income (loss) of $93,590 and ($15,142), respectively)     $36,253,620       $30,571,882
                                                            ===========       ===========


                             9/04 Shares      9/04 Amount
                             (unaudited)      (unaudited)      '04 Shares     '04 Amount
CLASS A
Shares sold                     253,033        $4,459,744        881,018     $12,526,857
Less shares repurchased        (175,082)       (3,093,456)      (830,284)    (11,687,778)
                               --------        ----------       --------     -----------
   Net increase                  77,951        $1,366,288         50,734     $   839,079
                               ========        ==========       ========     ===========
CLASS B
Shares sold                     181,913        $2,992,894        217,372     $ 3,134,492
Less shares repurchased        (127,215)       (2,101,771)      (202,096)     (2,833,480)
                               --------        ----------       --------     -----------
   Net increase                  54,698        $  891,123         15,276     $   301,012
                               ========        ==========       ========     ===========
CLASS C
Shares sold                     186,897        $2,999,337        405,826     $ 5,662,876
Less shares repurchased        (137,830)       (2,237,107)      (344,703)     (4,819,569)
                               --------        ----------       --------     -----------
   Net increase                  49,067        $  762,230         61,123     $   843,307
                               ========        ==========       ========     ===========
CLASS Y (a)
Shares sold                      73,984        $1,327,161
Less shares repurchased            (139)           (2,506)
                               --------        ----------
   Net increase                  73,845        $1,324,655
                               ========        ==========

(a) Class Y shares were first publicly offered on August 11, 2004.


   The accompanying notes are an integral part of these financial statements.
                                                                              21

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              9/30/04     Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS A                                                     (unaudited)     3/31/04     3/31/03     3/31/02     3/31/01    3/31/00
Net asset value, beginning of period                          $ 17.55       $ 11.64     $ 15.94    $ 16.81      $ 27.50    $ 18.55
                                                              -------       -------     -------    -------      -------    -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $  0.09       $  0.10     $  0.05    $ (0.06)     $ (0.16)   $ (0.06)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              0.61          5.81       (4.35)     (0.78)       (9.25)      9.09
                                                              -------       -------     -------    -------      -------    -------
   Net increase (decrease) from investment operations         $  0.70       $  5.91     $ (4.30)   $ (0.84)     $ (9.41)   $  9.03
Distributions to shareowners:
 Net investment income                                              -             -           -          -            -      (0.08)
 Net realized gain                                                  -             -           -      (0.03)       (1.28)         -
                                                              -------       -------     -------    -------      -------    -------
Net increase (decrease) in net asset value                    $  0.70       $  5.91     $ (4.30)   $ (0.87)     $(10.69)   $  8.95
                                                              -------       -------     -------    -------      -------    -------
Net asset value, end of period                                $ 18.25       $ 17.55     $ 11.64    $ 15.94      $ 16.81    $ 27.50
                                                              =======       =======     =======    =======      =======    =======
Total return*                                                    3.99%        50.77%     (26.98)%    (4.98)%     (34.95)%    48.70%
Ratio of net expenses to average net assets+                     1.75%**       1.75%       1.76%      1.75%        1.77%      1.76%
Ratio of net investment income (loss) to average net assets+     0.97%**       0.67%       0.30%     (0.35)%      (0.75)%    (0.23)%
Portfolio turnover rate                                           105%**        169%         45%        77%          50%        59%
Net assets, end of period (in thousands)                      $20,495       $18,345     $11,578    $16,455      $20,689    $41,276
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                   2.78%**       2.80%       2.94%      2.68%        2.12%      2.10%
  Net investment loss                                           (0.06)%**     (0.38)%     (0.88)%    (1.28)%      (1.10)%    (0.57)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                   1.75%**       1.75%       1.75%      1.75%        1.75%      1.75%
  Net investment income (loss)                                   0.97%**       0.67%       0.31%     (0.35)%      (0.73)     (0.22)%



 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              9/30/04    Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS B                                                     (unaudited)    3/31/04     3/31/03     3/31/02     3/31/01    3/31/00
Net asset value, beginning of period                           $16.41       $10.99     $ 15.19      $16.16     $ 26.71     $ 18.11
                                                               ------       ------     -------      ------     -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ 0.01       $(0.03)    $ (0.09)     $(0.21)    $ (0.42)    $ (0.15)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              0.56         5.45       (4.11)      (0.73)      (8.85)       8.75
                                                               ------       ------     -------      ------     -------     -------
   Net increase (decrease) from investment operations          $ 0.57       $ 5.42     $ (4.20)     $(0.94)    $ (9.27)    $  8.60
Distributions to shareowners:
 Net realized gain                                                  -            -           -       (0.03)      (1.28)          -
                                                               ------       ------     -------      ------     -------     -------
Net increase (decrease) in net asset value                     $ 0.57       $ 5.42     $ (4.20)     $(0.97)    $(10.55)    $  8.60
                                                               ------       ------     -------      ------     -------     -------
Net asset value, end of period                                 $16.98       $16.41     $ 10.99      $15.19     $ 16.16     $ 26.71
                                                               ======       ======     =======      ======     =======     =======
Total return*                                                    3.47%       49.32%     (27.65)%     (5.80)%    (35.48)%     47.49%
Ratio of net expenses to average net assets+                     2.56%**      2.66%       2.59%       2.62%       2.55%       2.57%
Ratio of net investment income (loss) to average net assets+     0.18%**     (0.23)%     (0.54)%     (1.22)%     (1.54)%     (1.08)%
Portfolio turnover rate                                           105%**       169%         45%         77%         50%         59%
Net assets, end of period (in thousands)                       $9,803       $8,575     $ 5,573      $8,992     $12,342     $24,499
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                   3.59%**      3.70%       3.78%       3.54%       2.90%       2.91%
  Net investment loss                                           (0.85)%**    (1.27)%     (1.73)%     (2.14)%     (1.89)%     (1.42)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                   2.56%**      2.65%       2.59%       2.62%       2.53%       2.56%
  Net investment income (loss)                                   0.18%**     (0.22)%     (0.54)%     (1.22)%     (1.52)%     (1.07)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              9/30/04    Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS C                                                     (unaudited)    3/31/04     3/31/03     3/31/02     3/31/01    3/31/00
Net asset value, beginning of period                           $16.21      $10.89      $ 15.10     $16.14      $ 26.69     $18.13
                                                               ------      ------      -------     ------      -------     ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ 0.01      $(0.07)     $ (0.04)    $(0.24)     $ (0.39)    $(0.22)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              0.56        5.39        (4.17)     (0.77)       (8.88)      8.78
                                                               ------      ------      -------     ------      -------     ------
   Net increase (decrease) from investment operations          $ 0.57      $ 5.32      $ (4.21)    $(1.01)     $ (9.27)    $ 8.56
Distributions to shareowners:
 Net realized gain                                                  -           -            -      (0.03)       (1.28)         -
                                                               ------      ------      -------     ------      -------     ------
Net increase (decrease) in net asset value                     $ 0.57      $ 5.32      $ (4.21)    $(1.04)     $(10.55)    $ 8.56
                                                               ------      ------      -------     ------      -------     ------
Net asset value, end of period                                 $16.78      $16.21      $ 10.89     $15.10      $ 16.14     $26.69
                                                               ======      ======      =======     ======      =======     ======
Total return*                                                    3.52%      48.85%      (27.88)%    (6.24)%     (35.50)%    47.21%
Ratio of net expenses to average net assets+                     2.60%**     3.02%        2.98%      2.92%        2.62%      2.79%
Ratio of net investment income (loss) to average net assets+     0.16%**    (0.64)%      (0.93)%    (1.53)%      (1.61)%    (1.29)%
Portfolio turnover rate                                           105%**      169%          45%        77%          50%        59%
Net assets, end of period (in thousands)                       $4,606      $3,652      $ 1,788     $1,553      $ 1,921     $3,491
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                   3.63%**     4.03%        4.15%      3.86%        2.97%      3.13%
  Net investment loss                                           (0.87)%**   (1.65)%      (2.10)%    (2.47)%      (1.96)%    (1.63)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                   2.60%**     3.02%        2.97%      2.91%        2.60%      2.77%
  Net investment income (loss)                                   0.16%**    (0.64)%      (0.92)%    (1.52)%      (1.59)%    (1.27)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    8/11/04
                                                                        to
                                                                   9/30/04 (a)
CLASS Y                                                            (unaudited)
Net asset value, beginning of period                                  $17.46
                                                                      ------
Increase from investment operations:
  Net investment income                                               $ 0.01
  Net realized and unrealized gain on investments and foreign
   currency transactions                                                0.80
                                                                      ------
     Net increase from investment operations                          $ 0.81
                                                                      ------
Net increase in net asset value                                       $ 0.81
                                                                      ------
Net asset value, end of period                                        $18.27
                                                                      ======
Total return*                                                           4.64%
Ratio of net expenses to average net assets+                            0.77%**
Ratio of net investment income to average net assets+                   0.43%**
Portfolio turnover rate                                                  105%**
Net assets, end of period (in thousands)                              $1,349
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                         1.94%**
   Net investment income                                               (0.74)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                         0.77%**
   Net investment income                                                0.43%**

(a)Class Y shares were first publicly offered on August 11, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
                                                                              25

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer International Equity Fund (formerly Pioneer World Equity Fund) (the
Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Shares of Class A, Class B, Class C and Class Y each represent an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security. At September 30, 2004, all securities that trade in foreign markets whose closing prices are as of times prior to the close of the NYSE are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

B. Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At September 30, 2004, the Fund had no outstanding portfolio hedges or settlement hedges.

D. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of certain foreign currencies and/or net realized capital gains in certain countries. During the six months ended September 30, 2004, the Fund paid no such taxes.

    In determining daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes, if any, is based on the net unrealized appreciation of certain portfolio

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    securities, the holding periods of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of September 30, 2004, the Fund had no reserve for capital gains taxes. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of September 30, 2004, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions payable will be determined at the end of the current fiscal year. There was no distributions paid during the year ended March 31, 2004.

    The following shows the components of distributable earnings on a federal income tax basis at March 31, 2004. These amounts do not include the capital loss carryforward.


     --------------------------------------------------------------
                                                            2004
     --------------------------------------------------------------
     Undistributed ordinary income                       $        -
     Capital Loss Carryforward                           (3,759,544)
     Post-October Loss Deferred                             (19,004)
     Unrealized appreciation                              3,478,490
                                                         ----------
     Total                                               $ (300,058)
     --------------------------------------------------------------


    The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and mark to market on forward foreign currency contracts.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    At March 31, 2004, the Fund had a net capital loss carryforward of $3,759,544, of which the following amounts will expire between 2010 and 2011, if not utilized.

     $374,930 in 2010
     $3,384,614 in 2011

    The Fund elected to defer approximately $19,004 of currency losses recognized between November 1, 2003 and March 31, 2004 to its fiscal year ending March 31, 2005.

E. Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributors, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) earned $7,871 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2004.

F. Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
    3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

G. Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H. Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The value of cash collateral at period end is disclosed on the Statement of Assets and Liabilities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04 (unaudited)                   (continued)
--------------------------------------------------------------------------------

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B, Class C and Class Y shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2004, $1,542 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $43,106 in transfer agent fees payable to PIMSS at September 30, 2004.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $16,456 in distribution fees payable to PFD at September 30, 2004.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended September 30, 2004, CDSCs of $5,677 were paid to PFD.

The Fund charges a 2.0% redemption fee on Class A shares sold within 30 days of purchase. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended September 30, 2004, the Fund collected $3,129 in redemption fees for the redemption of Class A shares, which are included in the Fund's capital account.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended September 30, 2004, the Fund's expenses were reduced by $819 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the "Funds"), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended September 30, 2004, the Fund had no borrowings under this agreement.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

THE PIONEER FAMILY OF MUTUAL FUNDS

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                               Asset Allocation
Pioneer Fund                              Pioneer Ibbotson Moderate
Pioneer Balanced Fund                      Allocation Fund
Pioneer Equity Income Fund                Pioneer Ibbotson Growth
Pioneer Growth Shares                      Allocation Fund
Pioneer Mid Cap Growth Fund               Pioneer Ibbotson Aggressive
Pioneer Mid Cap Value Fund                 Allocation Fund
Pioneer Oak Ridge Large Cap
 Growth Fund                              International/Global Equity
Pioneer Oak Ridge Small Cap               Pioneer Emerging Markets Fund
  Growth Fund                             Pioneer Europe Select Fund
Pioneer Papp America-Pacific              Pioneer Europe Fund
  Rim Fund                                Pioneer International Equity Fund
Pioneer Papp Small and Mid Cap            Pioneer International Value Fund
  Growth Fund
Pioneer Papp Stock Fund                   Fixed Income
Pioneer Papp Strategic                    Pioneer America Income Trust
  Growth Fund                             Pioneer Bond Fund
Pioneer Real Estate Shares                Pioneer Global High Yield Fund
Pioneer Research Fund*                    Pioneer High Yield Fund
Pioneer Small Cap Value Fund              Pioneer Short Term Income Fund
Pioneer Small Company Fund                Pioneer Strategic Income Fund
Pioneer Value Fund                        Pioneer Tax Free Income Fund

                                          Money Market
                                          Pioneer Cash Reserves Fund**


* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.
** An investment in the Fund is not insured or guaranteed by the Federal
   Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                            This page for your notes.

HOW TO CONTACT PIONEER

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                       www.pioneerfunds.com


Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Investment Management, Inc. 60 State Street
Boston, MA 02109
www.pioneerfunds.com

















16413-00-1104
(Copyright)2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.